Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

The calculation of the basic and diluted earnings per share is based on the following data:

	For the Six Months Ended June 30,
	2026	2025
Earnings
(Loss)/earnings for the purposes of basic earnings per share	$(23,935)	$77,600
Effect of dilutive instrument on net income	—	—
(Loss)/earnings for the purposes of diluted earnings per share	$(23,935)	$77,600

	For the Six Months Ended June 30,
	2026	2025
Number of shares
Weighted average number of ordinary shares for the purposes of basic earnings per share	125,685,405	120,600,818
Weighted effect of dilutive potential ordinary shares: Share options	7,585,121	5,517,259
Weighted average number of ordinary shares for the purposes of diluted earnings per share	133,270,526	126,118,077

Basic (loss)/earnings per share	$(0.19)	$0.64
Diluted (loss)/earnings per share	$(0.19)	$0.62